UMB FUND SERVICES, INC.
235 W Galena Street
Milwaukee, Wisconsin 53221
(414) 299-2000

December 8, 2015

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Hatteras Core Alternatives Fund, L.P. Registration No: 811-22978 Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the year ended September 30, 2015. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Terry Gallagher

Terry Gallagher

EVP/ Director of Fund Accounting and Administration

Encl.